Segment reporting	9 Months Ended
Sep. 30, 2024
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” and is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended September 30,		For the nine months ended September 30,
		2024	2023	2024	2023
	Note	€m	€m	€m	€m
Profit for the period		70.3	77.6	175.7	168.0
Taxation		16.7	18.8	40.9	39.4
Net financing costs	7	35.4	2.0	78.9	66.3
Depreciation & amortization		25.1	23.2	71.4	68.8
Exceptional items	6	14.3	13.5	50.2	54.1
Other add-backs		4.5	4.6	10.9	21.8
Adjusted EBITDA		166.3	139.7	428.0	418.4

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €4.2 million for the three months ended September 30, 2024 (2023: €4.4 million) and €10.0 million for the nine months ended September 30, 2024 (2023: €21.0 million), as well as the elimination of non-operating M&A related costs, professional fees and transaction costs of €0.3 million for the three months ended September 30, 2024 (2023: €0.2 million) and €0.9 million for the nine months ended September 30, 2024 (2023: €0.8 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
	€m	€m	€m	€m
United Kingdom	205.4	214.6	643.0	639.5
Germany	81.1	78.6	272.9	293.5
Italy	88.9	83.3	278.0	266.2
France	49.7	49.3	154.7	154.8
Sweden	31.7	32.8	99.0	102.8
Croatia	57.9	55.1	121.8	117.6
Austria	26.6	25.4	92.5	91.5
Norway	30.1	32.3	89.4	93.7
Serbia	45.2	42.9	114.9	102.6
Spain	20.8	21.4	63.3	62.8
Switzerland	19.2	18.9	58.6	58.4
Rest of Europe	113.0	108.9	318.3	300.3
Total external revenue by geography	769.6	763.5	2,306.4	2,283.7